Barclays PLC (the Parent company) - Total assets and liabilities (Narrative) (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)		Dec. 31, 2018 GBP (£)		Dec. 31, 2020 AUD ($)	Dec. 31, 2020 GBP (£)
Investment in subsidiaries
Impairment charges		£ (5,084)		£ (2,028)		£ (1,660)
Impairment in subsidiaries
Impairment of subsidiary		4,838		£ 1,912	[1]	1,468	[1]
Explanation of period over which management has projected cash flows				5-year
Yield used to discount cash flows that do not vary based on returns on underlying items								0.15%	0.15%
Impairment charge		194		£ 33		9
Loans and advances in subsidiaries
Loans and advances to subsidiaries				339,115					£ 342,632
Financial assets and liabilities designated at fair value
Financial liabilities designated at fair value				204,326					249,765
Financial assets at fair value through the income statement				133,086					175,151
Subordinated liabilities and debt securities in issue
Issuance of subordinated debt		1,438		1,352	[1]	221	[1]
Subordinated liabilities				18,156		20,559			16,341
Redemption of subordinated liabilities		£ 3,258		3,248	[1]	3,246	[1]
Debt securities in issue				76,369					75,796
Cashflows
Impairment in subsidiaries
Description of key assumptions on which management has based determination of fair value less costs of disposal	Cash flows: The medium term plans used to determine the cash flows used in the VIU calculation rely on macroeconomic forecasts, including interest rates, GDP and unemployment, and forecast levels of market and client activity. Interest rate assumptions impact planned cash flows from both customer income and structural hedge contributions and therefore cash flow expectations are highly sensitive to movements in the yield curve. The cash flows also contain assumptions with regards to the prudential and financial conduct regulatory environment which may be subject to change. Given the current level of economic uncertainty, a 10% reduction in cash flows has been provided to show the sensitivity of the outcome to a change in these key assumptions.	Cash flows: The medium term plans used to determine the cash flows used in the VIU calculation rely on macroeconomic forecasts, including interest rates, GDP and unemployment, and forecast levels of market and client activity. Interest rate assumptions impact planned cash flows from both customer income and structural hedge contributions and therefore cash flow expectations are highly sensitive to movements in the yield curve. The cash flows also contain assumptions with regards to the prudential and financial conduct regulatory environment which may be subject to change. Given the current level of economic uncertainty, a 10% reduction in cash flows has been provided to show the sensitivity of the outcome to a change in these key assumptions.	Cash flows: The medium term plans used to determine the cash flows used in the VIU calculation rely on macroeconomic forecasts, including interest rates, GDP and unemployment, and forecast levels of market and client activity. Interest rate assumptions impact planned cash flows from both customer income and structural hedge contributions and therefore cash flow expectations are highly sensitive to movements in the yield curve. The cash flows also contain assumptions with regards to the prudential and financial conduct regulatory environment which may be subject to change. Given the current level of economic uncertainty, a 10% reduction in cash flows has been provided to show the sensitivity of the outcome to a change in these key assumptions.
Discount rate
Impairment in subsidiaries
Description of key assumptions on which management has based determination of fair value less costs of disposal	Discount rate: The discount rate should reflect the market risk free rate adjusted for the inherent risks of the business it is applied to. Management have identified discount rates for comparable businesses and consider these to be a reasonable estimate of a suitable market rate for the profile of the business unit being tested. The risk that these discount rates may not be appropriate is quantified below and show the impact of a 100 bps change in the discount rate.	Discount rate: The discount rate should reflect the market risk free rate adjusted for the inherent risks of the business it is applied to. Management have identified discount rates for comparable businesses and consider these to be a reasonable estimate of a suitable market rate for the profile of the business unit being tested. The risk that these discount rates may not be appropriate is quantified below and show the impact of a 100 bps change in the discount rate.	Discount rate: The discount rate should reflect the market risk free rate adjusted for the inherent risks of the business it is applied to. Management have identified discount rates for comparable businesses and consider these to be a reasonable estimate of a suitable market rate for the profile of the business unit being tested. The risk that these discount rates may not be appropriate is quantified below and show the impact of a 100 bps change in the discount rate.
Terminal growth rate
Impairment in subsidiaries
Description of key assumptions on which management has based determination of fair value less costs of disposal	Terminal growth rate: The terminal growth rate is used to estimate the cash flows into perpetuity based on the expected longevity of the CGU’s businesses. The terminal growth rate is sensitive to uncertainties in the macroeconomic environment. The risk that using inflation data may not be appropriate for its determination is quantified below and shows the impact of 100 bps change in the terminal value.	Terminal growth rate: The terminal growth rate is used to estimate the cash flows into perpetuity based on the expected longevity of the CGU’s businesses. The terminal growth rate is sensitive to uncertainties in the macroeconomic environment. The risk that using inflation data may not be appropriate for its determination is quantified below and shows the impact of 100 bps change in the terminal value.	Terminal growth rate: The terminal growth rate is used to estimate the cash flows into perpetuity based on the expected longevity of the CGU’s businesses. The terminal growth rate is sensitive to uncertainties in the macroeconomic environment. The risk that using inflation data may not be appropriate for its determination is quantified below and shows the impact of 100 bps change in the terminal value.
Callable [member]
Loans and advances in subsidiaries
Loans and advances to subsidiaries				14,824					14,098
Financial assets and liabilities designated at fair value
Financial liabilities designated at fair value				13,952					15,555
Financial assets at fair value through the income statement				14,279					17,377
Subordinated liabilities and debt securities in issue
Subordinated liabilities				0					0
Debt securities in issue				0					0
Other financial assets [member]
Investment in subsidiaries
Impairment charges		£ (153)		(8)
AT1 Securities [member]
Subordinated liabilities and debt securities in issue
Management of internal investments, loans and advances	All AT1 securities will be converted into ordinary shares of Barclays PLC, at a pre-determined price, should the fully loaded CET1 ratio of the Group fall below 7%	All AT1 securities will be converted into ordinary shares of Barclays PLC, at a pre-determined price, should the fully loaded CET1 ratio of the Group fall below 7%	All AT1 securities will be converted into ordinary shares of Barclays PLC, at a pre-determined price, should the fully loaded CET1 ratio of the Group fall below 7%
Barclays PLC [member]
Investment in subsidiaries
Investments in subsidiaries				59,546					58,886
Increase (decrease) through change in equity of subsidiaries, equity		£ 660
Loans and advances in subsidiaries
Loans and advances to subsidiaries				28,850					24,710
Decrease in loans and advances to subsidiaries of the Parent		(4,732)		(4,464)		(7,767)
Financial assets and liabilities designated at fair value
Financial liabilities designated at fair value				3,498					9,507
Issuance of bonds and notes		3,720		2,588		9,174
Financial assets at fair value through the income statement				10,348					17,521
Difference between the financial liabilities' carrying amount and the contractual amount on maturity				174					324
Subordinated liabilities and debt securities in issue
Issuance of subordinated debt		158		1,194		0
Subordinated liabilities				7,656					7,724
Debt securities in issue				30,564					28,428
Issuance of bonds and notes		£ 3,720		2,588		£ 9,174
Management of internal investments, loans and advances	Barclays PLC retains the discretion to manage the nature of its internal investments in subsidiaries according to their regulatory and business needs. Barclays PLC may invest capital and funding into Barclays Bank PLC, Barclays Bank UK PLC and other Group subsidiaries such as Barclays Execution Services Limited and the US Intermediate Holding Company (IHC).	Barclays PLC retains the discretion to manage the nature of its internal investments in subsidiaries according to their regulatory and business needs. Barclays PLC may invest capital and funding into Barclays Bank PLC, Barclays Bank UK PLC and other Group subsidiaries such as Barclays Execution Services Limited and the US Intermediate Holding Company (IHC).	Barclays PLC retains the discretion to manage the nature of its internal investments in subsidiaries according to their regulatory and business needs. Barclays PLC may invest capital and funding into Barclays Bank PLC, Barclays Bank UK PLC and other Group subsidiaries such as Barclays Execution Services Limited and the US Intermediate Holding Company (IHC).
Barclays PLC [member] | Fixed interest rate [member] | Callable [member]
Subordinated liabilities and debt securities in issue
Issuance of subordinated debt		£ 500
Barclays PLC [member] | Subordinated Notes [member] | Fixed interest rate [member] | Callable [member]
Subordinated liabilities and debt securities in issue
Issuance of subordinated debt | $			$ 1,000
Redemption of subordinated liabilities | €	€ 1,250
Barclays PLC [member] | Zero coupon [member] | Callable [member]
Financial assets and liabilities designated at fair value
Issuance of bonds and notes | $			300
Subordinated liabilities and debt securities in issue
Issuance of bonds and notes | $			300
Barclays PLC [member] | Senior Notes [member]
Subordinated liabilities and debt securities in issue
Redemption of subordinated liabilities | $			776
Barclays PLC [member] | Senior Notes [member] | Fixed interest rate [member]
Financial assets and liabilities designated at fair value
Issuance of bonds and notes | €	330
Subordinated liabilities and debt securities in issue
Issuance of bonds and notes | €	330
Barclays PLC [member] | Senior Notes [member] | Fixed interest rate [member] | Callable [member]
Financial assets and liabilities designated at fair value
Issuance of bonds and notes | $			2,500
Subordinated liabilities and debt securities in issue
Issuance of bonds and notes | $			2,500
Barclays PLC [member] | Senior Notes [member] | Fixed and Floating Rate [member]
Financial assets and liabilities designated at fair value
Financial liabilities designated at fair value | $								$ 400
Barclays PLC [member] | Senior Notes [member] | Fixed and Floating Rate [member] | Callable [member]
Financial assets and liabilities designated at fair value
Issuance of bonds and notes | $			1,750
Subordinated liabilities and debt securities in issue
Issuance of bonds and notes | $			1,750
Barclays PLC [member] | Reset Notes [member]
Financial assets and liabilities designated at fair value
Issuance of bonds and notes | €	2,000
Subordinated liabilities and debt securities in issue
Issuance of bonds and notes | €	€ 2,000
Barclays PLC [member] | AT1 Securities [member]
Investment in subsidiaries
Investments in subsidiaries				10,843					10,995
Barclays PLC [member] | Subsidiaries [member]
Loans and advances in subsidiaries
Decrease in loans and advances to subsidiaries of the Parent		4,140
Barclays PLC [member] | Subsidiaries [member] | Subordinated Notes [member]
Loans and advances in subsidiaries
Decrease in loans and advances to subsidiaries of the Parent		(1,100)
Barclays PLC [member] | Subsidiaries [member] | Senior debt [member]
Loans and advances in subsidiaries
Decrease in loans and advances to subsidiaries of the Parent		(900)
Barclays PLC [member] | Barclays Bank PLC [member]
Investment in subsidiaries
Investments in subsidiaries				42,363					44,015
Increase (decrease) through change in equity of subsidiaries, equity		(1,500)
Loans and advances in subsidiaries
Increase (decrease) through conversion of convertible instruments, equity		1,200
Barclays PLC [member] | Barclays Bank PLC [member] | AT1 Securities [member]
Investment in subsidiaries
Increase (decrease) through change in equity of subsidiaries, equity | $			$ (1,500)
Barclays PLC [member] | Barclays Bank UK PLC [member]
Investment in subsidiaries
Investments in subsidiaries				£ 16,595					14,245
Impairment charges		(2,573)
Increase (decrease) through change in equity of subsidiaries, equity		(220)
Impairment in subsidiaries
Impairment of subsidiary		2,573
Value in use									£ 11,672
Discount rate applied to cash flow projections				13.70%				13.80%	13.80%
Terminal growth rate				1.60%				2.00%	2.00%
Loans and advances in subsidiaries
Decrease in loans and advances to subsidiaries of the Parent		£ 220
Barclays PLC [member] | Barclays Bank UK PLC [member] | Personal Banking
Impairment in subsidiaries
Explanation of period over which management has projected cash flows	5-year	5-year	5-year
Yield used to discount cash flows that do not vary based on returns on underlying items								0.15%	0.15%
Barclays PLC [member] | Barclays Bank UK PLC [member] | Cashflows | Personal Banking
Impairment in subsidiaries
Description of key assumptions on which management has based determination of fair value less costs of disposal	A reduction in the forecasted cash flows by 10% per annum would increase impairment by £1,061m.	A reduction in the forecasted cash flows by 10% per annum would increase impairment by £1,061m.	A reduction in the forecasted cash flows by 10% per annum would increase impairment by £1,061m.
Impairment charge		£ 1,061
Barclays PLC [member] | Barclays Bank UK PLC [member] | Discount rate | Personal Banking
Impairment in subsidiaries
Description of key assumptions on which management has based determination of fair value less costs of disposal	A 1% increase in the discount rate or terminal growth rate would increase the impairment amount in Barclays Bank UK by £1,056m and £714m respectively.	A 1% increase in the discount rate or terminal growth rate would increase the impairment amount in Barclays Bank UK by £1,056m and £714m respectively.	A 1% increase in the discount rate or terminal growth rate would increase the impairment amount in Barclays Bank UK by £1,056m and £714m respectively.
Impairment charge		£ 1,056
Barclays PLC [member] | Barclays Bank UK PLC [member] | Terminal growth rate | Personal Banking
Impairment in subsidiaries
Description of key assumptions on which management has based determination of fair value less costs of disposal	A 1% increase in the discount rate or terminal growth rate would increase the impairment amount in Barclays Bank UK by £1,056m and £714m respectively.	A 1% increase in the discount rate or terminal growth rate would increase the impairment amount in Barclays Bank UK by £1,056m and £714m respectively.	A 1% increase in the discount rate or terminal growth rate would increase the impairment amount in Barclays Bank UK by £1,056m and £714m respectively.
Impairment charge		£ 714
Barclays PLC [member] | Barclays Bank UK PLC [member] | Subordinated Notes [member]
Loans and advances in subsidiaries
Decrease in loans and advances to subsidiaries of the Parent		£ 1,300
Barclays PLC [member] | Barclays Bank UK PLC [member] | AT1 Securities [member]
Investment in subsidiaries
Increase (decrease) through change in equity of subsidiaries, equity | €	€ 1,000

[1]

2019 and 2018 comparative figures have been restated to make the cash flow statement more relevant following a review of the disclosure and the accounting policies applied. Amendments have been made to the classification of cash collateral reported within cash and cash equivalents and to the presentation of items within net cash flows from operating and investing activities. Footnotes b and c below quantify the impact of the changes to the respective cash flow categories in prior periods and provide further detail .